Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Operating Leases
2021 (remaining nine months)	$ 3,297
2022	4,998
2023	4,095
2024	1,699
2025	1,187
2026	602
Total lease payments	15,878
Less: imputed interest	(1,904)
Total leases liabilities	13,974
Finance Leases
2021 (remaining nine months)	245
2022	240
2023	71
2024	28
2025	26
2026	0
Total lease payments	610
Less: imputed interest	(66)
Total leases liabilities	$ 544